Schedule II - Consolidated Valuation And Qualifying Accounts	9 Months Ended
Sep. 30, 2011
12401 - Disclosure - Schedule II Consolidated Valuation And Qualifying Accounts [Abstract]
Schedule II Consolidated Valuation And Qualifying Accounts

CAESARS ENTERTAINMENT CORPORATION

CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS

(In millions)

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions from Reserves		Balance at End of Period
YEAR ENDED DECEMBER 31, 2010
Allowance for doubtful accounts
Current	$207.1	$66.1	$—	$(56.9	)(a)	$216.3

Long-term	$0.3	$—	$—	$—		$0.3

Liability to sellers under acquisition agreement (b)	$1.4	$—	$—	$(0.2)		$1.2

YEAR ENDED DECEMBER 31, 2009
Allowance for doubtful accounts
Current	$201.4	$72.1	$13.1	$(79.5	)(a)	$207.1

Long-term	$0.3	$—	$—	$—		$0.3

Liability to sellers under acquisition agreement (b)	$1.6	$—	$—	$(0.2)		$1.4

YEAR ENDED DECEMBER 31, 2008
Allowance for doubtful accounts
Current	$126.2	$85.9	$45.3	$(56.0	)(a)	$201.4

Long-term	$0.3	$—	$—	$—		$0.3

Liability to sellers under acquisition agreement (b)	$1.8	$—	$—	$(0.2)		$1.6

(a)	Uncollectible accounts written off, net of amounts recovered.

(b)	We acquired Players International, Inc., ("Players") in March 2000. In 1995, Players acquired a hotel and land adjacent to its riverboat gaming facility in Lake Charles, Louisiana, for cash plus future payments to the seller based on the number of passengers boarding the riverboat casinos during a defined term. In accordance with the guidance provided by ASC 805 regarding the recognition of liabilities assumed in a business combination accounted for as a purchase, Players estimated the net present value of the future payments to be made to the sellers and recorded that amount as a component of the total consideration paid to acquire these assets. Our recording of this liability in connection with the purchase price allocation process following the Players acquisition was originally reported in 2000. Our casino operations in Lake Charles sustained significant damage in late third quarter 2005 as a result of Hurricane Rita. As a result of hurricane damage, and upon the Company's subsequent decision to scale back operations in Lake Charles and ultimately sell the property, the current and long-term portions of this obligation were written down in fourth quarter 2005; the credit was included in Discontinued operations on our Consolidated Statements of Operations. We sold Harrah's Lake Charles in fourth quarter 2006. Prior to the sale, the current and long-term portions of this obligation were included in Liabilities held for sale on our Consolidated Balance Sheets. The remaining long-term portion of this liability is included in Deferred credits and other on our Consolidated Balance Sheets; the current portion of this obligation is included in Accrued expenses on our Consolidated Balance Sheets.